Average Annual Total Returns - Balanced-Risk Allocation	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Custom Invesco Balanced-Risk Allocation Style Index (60% MSCI World Index (Net) and 40% Bloomberg Barclays U.S. Aggregrate Bond Index)(reflects no deduction for fees, expenses or taxes) 1 Year	Custom Invesco Balanced-Risk Allocation Style Index (60% MSCI World Index (Net) and 40% Bloomberg Barclays U.S. Aggregrate Bond Index)(reflects no deduction for fees, expenses or taxes) 5 Years	Custom Invesco Balanced-Risk Allocation Style Index (60% MSCI World Index (Net) and 40% Bloomberg Barclays U.S. Aggregrate Bond Index)(reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Alternative Global Macro Funds Index 1 Year	Lipper Alternative Global Macro Funds Index 5 Years	Lipper Alternative Global Macro Funds Index 10 Years
Total	Jun. 02, 2009	3.24%	6.03%	5.31%	2.73%	4.08%	3.26%	1.91%	3.91%	3.33%	Jun. 02, 2009	7.48%	6.44%	5.27%	Jun. 02, 2009	9.09%	6.98%	5.65%	Jun. 02, 2009	9.50%	7.52%	6.17%	Jun. 02, 2009	9.55%	7.55%	6.21%	Sep. 24, 2012	9.72%	7.65%	6.24%	[1]	18.40%	15.22%	13.88%	13.72%	9.42%	7.73%	12.36%	7.01%	4.23%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.